Note 4 - Summary of significant accounting policies (Detail) - Effects of the reclassifications made for the financial year ended 31 December 2011 on the income statement: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other operating income	$ 35,045,012	$ 5,277,173
Dividend income from short term investment	364,027	314,300
Gain on sale of short-term investment	27,938,014	4,962,873
Scenario, Previously Reported [Member]
Dividend income from short term investment		314,300
Gain on sale of short-term investment		4,962,873
Restatement Adjustment [Member]
Other operating income		5,277,173
Dividend income from short term investment		(314,300)
Gain on sale of short-term investment		(4,962,873)
Scenario, Actual [Member]
Other operating income		$ 5,277,173